Income Taxes [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Income (Loss) Before Income Tax Expense (Benefit) By Jurisdiction [Table Text Block]

	2012		2013	2014
	(in millions)
Domestic income	¥1,037,891		¥898,596	¥1,012,551
Foreign income (loss)	(187,949	)(1)	517,275	407,892

Total	¥849,942		¥1,415,871	¥1,420,443

Note:

(1)	An other-than-temporary impairment loss of Morgan Stanley’s common stock was included in Foreign income (loss). See Note 2 for further details of an other-than-temporary impairment loss of Morgan Stanley’s common stock.

Details Of Current And Deferred Income Tax Expense (Benefit) [Table Text Block]

	2012	2013	2014
	(in millions)
Current:
Domestic	¥156,764	¥102,357	¥243,648
Foreign	79,313	60,609	102,316

Total	236,077	162,966	345,964

Deferred:
Domestic	171,889	122,804	(5,523)
Foreign	21,225	10,250	(2,524)

Total	193,114	133,054	(8,047)

Income tax expense	429,191	296,020	337,917
Income tax expense (benefit) reported in Accumulated OCI relating to:
Investment securities	116,997	336,531	96,422
Derivatives qualifying for cash flow hedges	235	2,217	(235)
Defined benefit plans	(66,573)	43,213	69,515
Foreign currency translation adjustments	13,230	18,537	51,414

Total	63,889	400,498	217,116

Total	¥493,080	¥696,518	¥555,033

Reconciliation Of Effective Income Tax Rate [Table Text Block]

	2012	2013		2014
Combined normal effective statutory tax rate	40.6%	38.0%		38.0%
Nondeductible expenses	0.2	0.1		0.2
Dividends from foreign subsidiaries	0.1	0.0		0.0
Foreign tax credit and payments	(2.1)	(0.8)		(0.6)
Lower tax rates applicable to income of subsidiaries	(0.5)	(0.5)		(0.4)
Change in valuation allowance	2.3	(7.3)		(12.4)
Realization of previously unrecognized tax effects of subsidiaries	0.0	(10.7	)(1)	(0.1)
Nontaxable dividends received	(3.4)	(2.3)		(3.3)
Undistributed earnings of subsidiaries	0.2	1.5		0.5
Tax and interest expense for uncertainty in income taxes	0.1	(0.1)		—
Expiration of loss carryforward	4.8	2.1		—
Effect of changes in tax laws	9.1	—		1.2
Other—net	(0.9)	0.9		0.7

Effective income tax rate	50.5%	20.9%		23.8%

Note:

(1)	In April 2012, one of the wholly-owned subsidiaries of BTMU was liquidated. The liquidation resulted in the realization of tax benefits that were not previously recognized as deferred tax assets, resulting in a ¥151,309 million reduction of income tax expense and a 10.7% reduction in the effective tax rate for the fiscal year ended March 31, 2013.

Components Of Net Deferred Tax Assets [Table Text Block]

	2013	2014
	(in millions)
Deferred tax assets:
Allowance for credit losses	¥774,612	¥650,069
Operating loss carryforwards	106,856	102,260
Loans	14,360	7,632
Accrued liabilities and other	355,337	309,327
Premises and equipment, including sale-and-leaseback transactions	102,217	94,652
Derivative financial instruments	64,583	94,514
Accrued severance indemnities and pension plans	164,797	44,810
Valuation allowance	(483,006)	(308,561)

Total deferred tax assets	1,099,756	994,703

Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	488,728	574,807
Intangible assets	104,736	159,330
Lease transactions	54,025	77,542
Other	64,806	74,471

Total deferred tax liabilities	712,295	886,150

Net deferred tax assets	¥387,461	¥108,553

Operating Loss Carryforwards And Tax Credit Carryforwards [Table Text Block]

	Operating loss carryforwards	Tax credit carryforwards
	(in millions)
Fiscal year ending March 31:
2015	¥1,808	¥579
2016	—	47
2017	—	27
2018	31,619	52
2019	6,412	56
2020	34,370	96
2021 and thereafter	216,288	3,900
No definite expiration date	11,536	1,685

Total	¥302,033	¥6,442

Roll-Forward Of Unrecognized Tax Benefits [Table Text Block]

	2012	2013		2014
	(in millions)
Balance at beginning of fiscal year	¥61,297	¥58,588		¥30,956
Gross amount of increases for current year’s tax positions	455	366		439
Gross amount of decreases for current year’s tax positions	(339)	(49)		—
Gross amount of increases for prior years’ tax positions	2,887	2,765		333
Gross amount of decreases for prior years’ tax positions	(312)	(35,119	)(1)	(25,318	)(2)
Net amount of changes relating to settlements with tax authorities	(2,515)	760		(244)
Decreases due to lapse of applicable statutes of limitations	(1,123)	—		—
Foreign exchange translation and others	(1,762)	3,645		7,827

Balance at end of fiscal year	¥58,588	¥30,956		¥13,993

Notes:

(1)	The decrease was primarily because, during the fiscal year ended March 31, 2013, the MUFG Group closed an examination with U.S. tax authorities on issues related to prior years’ tax positions.
(2)	The decrease related to prior year tax positions is primarily from the resolution of uncertain tax positions in the U.S. for both federal income taxes and California state tax.

Roll-Forward Of Interest And Penalties Recognized [Table Text Block]

	2012	2013	2014
	(in millions)
Balance at beginning of fiscal year	¥7,033	¥6,934	¥4,528
Total interest and penalties in the consolidated statements of income	27	(2,975)	(698)
Total cash settlements, foreign exchange translation and others	(126)	569	2,116

Balance at end of fiscal year	¥6,934	¥4,528	¥5,946

Status Of Years Under Audit Or Open To Examination By Major Tax Jurisdiction [Table Text Block]

Jurisdiction	Tax years
Japan	2013 and forward
United States—Federal	2007 and forward
United States—California	2009 and forward
Thailand	2009 and forward